Scope of Consolidation, Subsidiaries and Other Equity Investments	12 Months Ended
Dec. 31, 2023
Scope of Consolidation, Subsidiaries and Other Equity Investments
Scope of Consolidation, Subsidiaries and Other Equity Investments

(G.9) Scope of Consolidation; Subsidiaries and Other Equity Investments

Entities Consolidated in the Financial Statements

Total
12/31/2021	290
Additions	26
Disposals	-28
12/31/2022	288
Additions	12
Disposals	-65
12/31/2023	235

The additions relate to legal entities added in connection with acquisitions and foundations. The disposals are mainly due to mergers, liquidations, and divestitures of legal entities.

Subsidiaries[1]

Major Subsidiaries

Name and Location of Company	Ownership	Total Revenue	Profit/Loss	Total Equity as	Number of
		in 2023[2]	(–) After Tax for	at 12/31/2023[2]	Employees as	Footnote
			2023[2]		at 12/31/2023[3]
	%	€ thousands	€ thousands	€ thousands
Ariba Technologies India Private Limited, Bengaluru, India	100	107,665	14,181	41,767	1,360
Ariba, Inc., Palo Alto, CA, United States	100	1,426,356	689,432	6,618,961	1,589
Concur Technologies, Inc., Bellevue, WA, United States	100	2,169,139	408,667	8,828,126	3,217
SAP (China) Co., Ltd., Shanghai, China	100	1,313,574	21,903	-75,918	6,528	17
SAP (Schweiz) AG, Biel, Switzerland	100	1,392,865	124,568	310,761	873
SAP (UK) Limited, Feltham, United Kingdom	100	1,431,680	66,373	204,673	1,658	17
SAP America, Inc., Newtown Square, PA, United States	100	8,476,670	-112,108	11,879,728	9,225
SAP Argentina S.A., Buenos Aires, Argentina	100	237,309	-19,467	-7,742	1,134	17
SAP Asia Pte. Ltd., Singapore, Singapore	100	713,377	8,864	11,302	1,085	17
SAP Australia Pty Ltd, Sydney, Australia	100	808,936	-17,934	96,836	1,302
SAP Brasil Ltda., São Paulo, Brazil	100	810,113	37,881	112,716	2,839	17
SAP Canada Inc., Toronto, Canada	100	1,187,938	103,844	768,751	3,104
SAP Deutschland SE & Co. KG, Walldorf, Germany	100	5,724,456	819,333	1,796,440	5,048	9
SAP España - Sistemas, Aplicaciones y Productos en la Informática, S.A., Madrid, Spain	100	640,969	29,122	120,151	959
SAP France S.A., Levallois-Perret, France	100	1,217,078	146,869	1,924,300	1,575
SAP Hungary Rendszerek, Alkalmazások és Termékek az Adatfeldolgozásban Informatikai Kft., Budapest, Hungary	100	169,259	6,545	35,395	1,452
SAP India Private Limited, Bengaluru, India	100	792,589	94,539	310,957	2,379
SAP Industries, Inc., Newtown Square, PA, United States	100	603,743	158,746	1,427,522	239
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy	100	743,718	20,902	92,681	826
SAP Japan Co., Ltd., Tokyo, Japan	100	1,164,259	77,354	303,285	1,416
SAP Labs Bulgaria EOOD, Sofia, Bulgaria	100	121,838	5,945	32,905	1,330
SAP Labs India Private Limited, Bengaluru, India	100	890,380	99,539	281,808	10,672
SAP Labs, LLC, Palo Alto, CA, United States	100	668,207	118,097	864,453	1,733
SAP México S.A. de C.V., Mexico City, Mexico	100	531,654	-6,246	131,233	1,118	17
SAP National Security Services, Inc., Newtown Square, PA, United States	100	1,152,270	215,069	567,360	638
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands	100	828,363	281,244	967,086	687	14
SAP Philippines, Inc., Taguig City, Philippines	100	117,602	285	8,975	997	17
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland	100	336,355	85,456	125,741	1,757
SAP Services s.r.o., Prague, Czech Republic	100	122,548	4,705	23,055	1,436

Other Subsidiaries[4]

Name and Location of Company	Ownership	Footnote
	%
"SAP Kazakhstan" LLP, Almaty, Kazakhstan	100
110405, Inc., Newtown Square, PA, United States	100
Abakus Ukraine Limited Liability Company, Kyiv, Ukraine	100
Ambin Properties Proprietary Limited, Johannesburg, South Africa	100	17
Apex Expert Solutions LLC, Chantilly, VA, United States	100
AppGyver Inc., Indianapolis, IN, United States	100
AppGyver Oy., Espoo, Finland	100
Ariba Czech s.r.o., Prague, Czech Republic	100
Ariba India Private Limited, Gurugram, India	100
Ariba International Holdings, Inc., Wilmington, DE, United States	100
Ariba International Singapore Pte. Ltd., Singapore, Singapore	100
Ariba International, Inc., Wilmington, DE, United States	100
Ariba Slovak Republic, s.r.o., Košice, Slovakia	100
Ariba Software Technology Services (Shanghai) Co., Ltd., Shanghai, China	100
Ariba Technologies Netherlands B.V., 's-Hertogenbosch, the Netherlands	100	14
Baiza Capital Designated Activity Company, Dublin, Ireland	0	5, 8
Baiza Capital Italia s.r.l., Milan, Italy	0	5, 8
Baiza Capital LLC, Newark, NJ, United States	0	8
Baiza Capital S.A., Luxembourg, Luxembourg	0	8
Business Objects Holding B.V., 's-Hertogenbosch, the Netherlands	100	14
Business Objects Option, LLC, Wilmington, DE, United States	100
Business Objects Software Limited (Trading as SAP Solutions), Dublin, Ireland	100
Callidus Software Inc., San Ramon, CA, United States	100
CallidusCloud (India) Private Limited, Hyderabad, India	100
Christie Partners Holding C.V., 's-Hertogenbosch, the Netherlands	100
Cleanshelf, Inc., San Francisco, CA, United States	100	5

Name and Location of Company	Ownership	Footnote
	%
CNQR Operations Mexico S. de. R.L. de. C.V., Mexico City, Mexico	100
Concur (Canada), Inc., Toronto, Canada	100
Concur (Czech) s.r.o., Prague, Czech Republic	100
Concur (France) S.A.S., Levallois-Perret, France	100
Concur (Germany) GmbH, Frankfurt am Main, Germany	100	10, 11
Concur (Japan) Ltd., Tokyo, Japan	97
Concur (Philippines) Inc., Makati City, Philippines	100
Concur (Switzerland) GmbH, Zurich, Switzerland	100	15
Concur Holdings (France) S.A.S., Levallois-Perret, France	100
Concur Holdings (Netherlands) B.V., 's-Hertogenbosch, the Netherlands	100	14
Concur Technologies (Australia) Pty. Limited, Sydney, Australia	100
Concur Technologies (Hong Kong) Limited, Hong Kong, China	100
Concur Technologies (India) Private Limited, Bengaluru, India	100
Concur Technologies (Singapore) Pte. Ltd., Singapore, Singapore	100	17
Concur Technologies (UK) Limited, Feltham, United Kingdom	100	17
ConTgo Consulting Limited, Feltham, United Kingdom	100	13, 17
ConTgo Limited, Feltham, United Kingdom	100	13
Crystal Decisions (UK) Limited, Feltham, United Kingdom	100	13
Delos Cloud GmbH, Schönefeld, Germany	100
Emarsys eMarketing Systems GmbH, Vienna, Austria	100
Emarsys İletişim Sistemleri Tic. Ltd Şti., Istanbul, Turkey	100
Emarsys Interactive Services GmbH, Berlin, Germany	100
Emarsys Limited, Hong Kong, China	100
Emarsys North America, Inc., Indianapolis, IN, United States	100
Emarsys Pte. Ltd., Singapore, Singapore	100
Emarsys Pty Ltd, Sydney, Australia	100
Emarsys S.A.S., Levallois-Perret, France	100
Emarsys Schweiz GmbH, Zurich, Switzerland	100
Emarsys UK Ltd, London, United Kingdom	100
EMARSYS-Technologies Informatikai Szolgáltató Kft., Budapest, Hungary	100
ESS Cubed Procurement Proprietary Limited, Johannesburg, South Africa	100

Name and Location of Company	Ownership	Footnote
	%
FreeMarkets Ltda., São Paulo, Brazil	100
hybris GmbH, Munich, Germany	100	10, 11
INNAAS s.r.l., Rome, Italy	100
LeadFormix, Inc., San Ramon, CA, United States	100
LeanIX France S.A.R.L., Courbevoie, France	100	5
LeanIX GmbH, Bonn, Germany	100	5
LeanIX SI d.o.o., Ljubljana, Slovenia	100	5
LeanIX UK Limited, London, United Kingdom	100	5
LeanIX US Holdings, Inc., Watertown, MA, United States	100	5
LeanIX, B.V., Amsterdam, the Netherlands	100	5
LeanIX, Inc., Houston, TX, United States	100	5
LLC "Emarsys", Moscow, Russia	100
LLC “SAP Labs“, Moscow, Russia	100
LLC “SAP Ukraine”, Kyiv, Ukraine	100	17
Loyalsys Technologies Israel Ltd., Tel Aviv, Israel	100
LXTECH India Private Limited, Hyderabad, India	100	5
Nihon Ariba K.K., Tokyo, Japan	100
Outerjoin, Inc., San Ramon, CA, United States	100
OutlookSoft Deutschland GmbH, Walldorf, Germany	100	10, 11
PT SAP Indonesia, Jakarta, Indonesia	99
Quadrem Africa Pty. Ltd., Johannesburg, South Africa	100
Quadrem Brazil Ltda., Rio de Janeiro, Brazil	100
Quadrem Chile Ltda., Santiago de Chile, Chile	100
Quadrem International Ltd., Hamilton, Bermuda	100

Name and Location of Company	Ownership	Footnote
	%
Quadrem Netherlands B.V., 's-Hertogenbosch, the Netherlands	100	14
Quadrem Overseas Cooperatief U.A., 's-Hertogenbosch, the Netherlands	100
Quadrem Peru S.A.C., Lima, Peru	100
SAP (Beijing) Software System Co., Ltd., Beijing, China	100
SAP (China) Holding Co., Ltd., Beijing, China	100
SAP Andina y del Caribe C.A., Caracas, Venezuela	100	17
SAP AZ LLC, Baku, Azerbaijan	100
SAP Belgium – Systems, Applications and Products S.A., Brussels, Belgium	100
SAP Beteiligungs GmbH, Walldorf, Germany	100
SAP Bulgaria EOOD, Sofia, Bulgaria	100
SAP Business Services Center Nederland B.V., ‘s-Hertogenbosch, the Netherlands	100	14
SAP Chile Limitada, Santiago de Chile, Chile	100	17
SAP CIS, LLC, Moscow, Russia	100
SAP Colombia S.A.S., Bogotá, D.C., Colombia	100	17
SAP Costa Rica, S.A., Escazú, Costa Rica	100	17
SAP ČR, spol. s r.o., Prague, Czech Republic	100
SAP Cyprus Limited, Nicosia, Cyprus	100
SAP Danmark A/S, Copenhagen, Denmark	100
SAP Dritte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100
SAP društvo s ograničenom odgovornošću za digitalnu ekonomiju novog tisućljeća, Zagreb, Croatia	100
SAP East Africa Limited, Nairobi, Kenya	100	17
SAP Egypt LLC, Cairo, Egypt	100	17
SAP EMEA Inside Sales S.L., Madrid, Spain	100

Name and Location of Company	Ownership	Footnote
	%
SAP Erste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP Estonia OÜ, Tallinn, Estonia	100
SAP Financial, Inc., Toronto, Canada	100
SAP Finland Oy, Espoo, Finland	100
SAP Foreign Holdings GmbH, Walldorf, Germany	100
SAP France Holding S.A., Levallois-Perret, France	100
SAP Global Marketing, Inc., New York, NY, United States	100
SAP Hellas Single Member S.A., Athens, Greece	100
SAP Hong Kong Co., Ltd., Hong Kong, China	100	17
SAP Hosting Beteiligungs GmbH, St. Leon-Rot, Germany	100	10, 11
SAP India (Holding) Pte. Ltd., Singapore, Singapore	100
SAP International Panama, S.A., Panama City, Panama	100
SAP International, Inc., Miami, FL, United States	100
SAP Investments, Inc., Wilmington, DE, United States	100
SAP Ireland Limited, Dublin, Ireland	100	17
SAP Ireland US - Financial Services Designated Activity Company, Dublin, Ireland	100
SAP Israel Ltd., Ra’anana, Israel	100	17
SAP Korea Ltd., Seoul, South Korea	100
SAP Labs France S.A.S., Mougins, France	100
SAP Labs Israel Ltd., Ra’anana, Israel	100
SAP Labs Korea, Inc., Seoul, South Korea	100
SAP Latvia SIA, Riga, Latvia	100
SAP Malaysia Sdn. Bhd., Kuala Lumpur, Malaysia	100

Name and Location of Company	Ownership	Footnote
	%
SAP Middle East and North Africa L.L.C., Dubai, United Arab Emirates	49	6, 17
SAP Middle East FZ-LLC, Dubai, United Arab Emirates	100	17
SAP Nederland Holding B.V.,‘s-Hertogenbosch, the Netherlands	100	14
SAP New Zealand Limited, Auckland, New Zealand	100
SAP Norge AS, Oslo, Norway	100
SAP North West Africa Ltd, Casablanca, Morocco	100
SAP Österreich GmbH, Vienna, Austria	100
SAP Perú S.A.C., Lima, Peru	100	17
SAP Polska Sp. z o.o., Warsaw, Poland	100
SAP Portals Holding Beteiligungs GmbH, Walldorf, Germany	100
SAP Portals Israel Ltd., Ra’anana, Israel	100
SAP Portugal – Sistemas, Aplicações e Produtos Informáticos, Sociedade Unipessoal, Lda., Porto Salvo, Portugal	100
SAP Projektverwaltungs- und Beteiligungs GmbH, Walldorf, Germany	100
SAP Public Services, Inc., Washington, DC, United States	100
SAP Puerto Rico GmbH, Walldorf, Germany	100	10, 11, 17
SAP Retail Solutions Beteiligungsgesellschaft GmbH, Walldorf, Germany	100
SAP Saudi Arabia Software Services Ltd, Riyadh, Kingdom of Saudi Arabia	100
SAP Saudi Arabia Software Trading Ltd, Riyadh, Kingdom of Saudi Arabia	75	17

Name and Location of Company	Ownership	Footnote
	%
SAP Sechste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP Siebte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP sistemi, aplikacije in produkti za obdelavo podatkov d.o.o., Ljubljana, Slovenia	100
SAP Slovensko s.r.o., Bratislava, Slovakia	100
SAP Software and Services WLL, Doha, Qatar	49	6, 17
SAP Svenska Aktiebolag, Stockholm, Sweden	100
SAP System Application and Products Asia Myanmar Limited, Yangon, Myanmar	100
SAP Systems, Applications and Products in Data Processing (Thailand) Ltd., Bangkok, Thailand	100
SAP Taiwan Co., Ltd., Taipei, Taiwan	100
SAP Technologies Inc., Palo Alto, CA, United States	100
SAP Training and Development Institute FZCO, Dubai, United Arab Emirates	100	17
SAP Türkiye Yazilim Üretim ve Ticaret A.Ş., Istanbul, Turkey	100
SAP UAB, Vilnius, Lithuania	100
SAP Ventures Investment GmbH, Walldorf, Germany	100	10, 11
SAP Vierte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100
SAP Vietnam Company Limited, Ho Chi Minh City, Vietnam	100
SAP West Balkans d.o.o., Belgrade, Serbia	100
SAP Zweite Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP.io Fund, L.P., Austin, TX, United States	0	7
Sapphire Fund Investments II Holdings, LLC, Austin, TX, United States	100	7
Sapphire Fund Investments II, L.P., Austin, TX, United States	0	7
Sapphire Fund Investments III Holdings, LLC, Austin, TX, United States	100	7
Sapphire Fund Investments III, L.P., Austin, TX, United States	0	7
Sapphire SAP HANA Fund of Funds, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund I, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund II, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund III, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund IV, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund V, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund VI, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund VII-A, L.P., Austin, TX, United States	0	7
SAPV (Mauritius), Ebene, Mauritius	100	7
SC SAP Romania SRL, Bucharest, Romania	100
Shanghai SAP Cloud Technology Company, Ltd., Shanghai, China	70
Signavio UK Ltd, Birmingham, United Kingdom	100	13
Signavio, Inc., Newtown Square, PA, United States	100
SuccessFactors (Philippines), Inc., Pasig City, Philippines	100	17

Name and Location of Company	Ownership	Footnote
	%
SuccessFactors, Inc., Newtown Square, PA, United States	100
Sybase Angola, LDA, Luanda, Angola	100	16
Sybase Iberia, S.L., Madrid, Spain	100
Sybase International Holdings Corporation, LLC, San Ramon, CA, United States	100
Sybase, Inc., San Ramon, CA, United States	100
Systems Applications Products (Africa Region) Proprietary Limited, Johannesburg, South Africa	100
Systems Applications Products (Africa) Proprietary Limited, Johannesburg, South Africa	100
Systems Applications Products (South Africa) Proprietary Limited, Johannesburg, South Africa	81	17
Systems Applications Products Nigeria Limited, Victoria Island, Nigeria	100	17
Taulia (Shanghai) Smart Technology Co. Ltd., Shanghai, China	100
Taulia Arabia LLC, Riyadh, Kingdom of Saudi Arabia	100	5
Taulia Australia Pty. Ltd., Sydney, Australia	100
Taulia Bulgaria EOOD, Sofia, Bulgaria	100
Taulia GmbH, Düsseldorf, Germany	100	12
Taulia LLC, San Francisco, CA, United States	96
Taulia Singapore Pte. Ltd., Singapore, Singapore	100
Taulia Trade Technology GmbH, Düsseldorf, Germany	100	12
Taulia UK Ltd., London, United Kingdom	100
Technology Management Associates Inc., Chantilly, VA, United States	100
TRX Europe Limited, Feltham, United Kingdom	100	13, 17
TRX Technologies India Private Limited, Bengaluru, India	100
TRX UK Limited, Feltham, United Kingdom	100	13
TRX, Inc., Bellevue, WA, United States	100
Volume Integration, Inc., Chantilly, VA, United States	100

[1] For the classification of the subsidiaries, the following figures are considered: revenues, profit/loss after tax, total equity, and number of employees.

[2] These figures are based on our local IFRS financial statements prior to eliminations resulting from consolidation and therefore do not reflect the contribution of these companies included in the Consolidated Financial Statements. The translation of the equity into Group currency is based on period-end closing exchange rates, and on average exchange rates for revenue and net income/loss.

3 As at December 31, 2023, including managing directors, in FTE.

[4] Figures for profit/loss after tax and total equity pursuant to HGB, section 285 and section 313 are not disclosed if they are of minor significance for a fair presentation of the profitability, liquidity, capital resources, and financial position of SAP SE, pursuant to HGB, section 313 (2) sentence 3 no. 4 and section 286 (3) sentence 1 no. 1.

[5] Consolidated for the first time in 2023.

[6] Agreements with the other shareholders provide that SAP SE fully controls the entity.

[7] Structured entity belonging to SAP SE. The results of operations of these entities are included in SAP’s Consolidated Financial Statements in accordance with IFRS 10 (Consolidated Financial Statements).

8 In accordance with IFRS 10 the structured entity does not include the receivables and liabilities resulting from the supply chain financing (SCF) activities.

[9] Entity whose personally liable partner is SAP SE.

[10] Entity with (profit and) loss transfer agreement.

[11] Pursuant to HGB, section 264 (3) or section 264b, the subsidiary is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare notes to the financial statements and a review of operations, the requirement of independent audit, and the requirement of public disclosure.

[12] Pursuant to HGB, section 316 (1), the subsidiary is exempt from having its financial statements audited in respect of its financial year ended December 31, 2023.

[13] Pursuant to section 480 of the UK Companies Act 2006, the entity is exempt from having its financial statements audited on the grounds that the entity is entitled to the benefits from a dormant entity exemption in respect of its financial year ended December 31, 2023.

[14] Pursuant to article 2:403 of the Dutch Civil Code, the entity is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare the financial statements, the requirement of independent audit, and the requirement of public disclosure in respect of its financial year ended December 31, 2023, or in respect of its financial year ended September 30, 2023, respectively.

[15] Pursuant to article 727a, paragraph 2 of the Swiss Code of Obligations, the entity is exempt from having its financial statements audited in respect of its financial year ended December 31, 2023, or in respect of its financial year ended September 30, 2023, respectively.

[16] Pursuant to Angola Tax Law and Presidential Decree no. 147/13 of October 1, 2013, the entity does not qualify as being a Large Taxpayer and therefore is exempt from having its financial statements audited in respect of its financial year ended December 31, 2023.

[17] Entity with support letter issued by SAP SE.

Other Equity Investments

Name and Location of Company	Ownership
%
Joint Arrangements and Investments in Associates
China DataCom Corporation Limited, Guangzhou, China	28
Procurement Negócios Eletrônicos S/A, Rio de Janeiro, Brazil	17
SAP Fioneer GmbH, Walldorf, Germany	20

Name and Location of Company
Equity Investments with Ownership of at Least 5%
47th Street Partners I, L.P., Menlo Park, CA, United States
83North IV, L.P., Hertzalia, Israel
Adverity GmbH, Vienna, Austria
Alation, Inc., Redwood City, CA, United States
Alchemist Accelerator Fund I LLC, San Francisco, CA, United States
Aleph-Bigg SPV, L.P., Grand Cayman, Cayman Islands
All Tax Platform - Solucoes Tributarias S.A., São Paulo, Brazil
Amplify Partners II L.P., Menlo Park, CA, United States
Amplify Partners III, L.P., Menlo Park, CA, United States
Amplify Partners IV, L.P., Menlo Park, CA, United States
Amplify Partners, L.P., Menlo Park, CA, United States
BGS Holdings, Inc., Austin, TX, United States
BioCatch Ltd., Tel Aviv, Israel
Bitonic Technology Labs, Inc., Karnataka, India
Blue Yard Capital 1 Alternative GmbH & Co. KG, Berlin, Germany
Blue Yard Capital I GmbH & Co. KG, Berlin, Germany
Blue Yard Crytpo 1, L.P., Hot Springs Village, AR, United States
Boldstart Ventures V, L.P., Miami, FL, United States
Boldstart Ventures VI, L.P., Miami, FL, United States
Brightfield Holdings, Inc., New York, NY, United States
Bryj Technologies, Inc. (fka Follow Analytics, Inc.), San Francisco, CA, United States
BY Capital 2 GmbH & Co. KG, Berlin, Germany
Catchpoint Systems, Inc., New York, NY, United States
CDQ AG, St. Gallen, Switzerland
Chalfen Ventures Fund I L.P., St Heiler, Jersey, Channel Islands
Chalfen Ventures Fund II L.P., St Helier, Jersey, Channel Islands
Chalfen Ventures Fund III L.P., St Helier, Jersey, Channel Islands
CircleCI, Inc., San Francisco, CA, United States
Clari, Inc., Sunnyvale, CA, United States
Cofinity-X GmbH, Cologne, Germany
Collectly, Inc., Pasadena, CA, United States
ComponentLab, Inc., Seattle, WA, United States
Contentful Global, Inc., Berlin, Germany
Costanoa Venture Capital II L.P., Palo Alto, CA, United States
Costanoa Venture Capital QZ, LLC, Palo Alto, CA, United States
Costanoa Venture Capital III L.P., Palo Alto, CA, United States
Creandum SPV TR (D) AB, Stockholm, Sweden
Cultivate Rollco LLc (fka Cultivate Technology, Inc.), San Francisco, CA, United States
Culture Amp, Inc., San Francisco, CA, United States
Cypress.io, Inc., Atlanta, GA, United States
Data Collective II L.P., Palo Alto, CA, United States
Data Collective III L.P., Palo Alto, CA, United States
Data Collective IV, L.P., Palo Alto, CA, United States
Digital Hub Rhein-Neckar GmbH, Ludwigshafen, Germany
Dremio Corporation, Santa Clara, CA, United States
Essence VC III, L.P., Seattle, WA, United States
FeedZai S.A., Lisbon, Portugal
Felix Capital Fund III, London, United Kingdom
Felix Ventures II, L.P., London, United Kingdom
Filament 2024, L.P., Brooklyn, NY, United States
Finco Services, Inc. (dba Current), New York, NY, United States
FloQast, Inc., Los Angeles, CA, United States
GitGuardian SAS, Paris, France
Gorgias Inc., San Francisco, CA, United States
Haystack Ventures V, L.P., Mill Valley, CA, United States
Haystack Ventures VI, L.P., Mill Valley, CA, United States
Haystack Ventures VII, L.P., San Francisco, CA, United States
Huntress Labs Incorporated, Ellicott City, MD, United States
IDG Ventures USA III, L.P., San Francisco, CA, United States
IEX Group, Inc., New York, NY, United States
InfluxData, Inc., San Francisco, CA, United States
Initialized CBH SPV LLC, Walnut, CA, United States
InnovationLab GmbH, Heidelberg, Germany
innoWerft Technologie- und Gründerzentrum Walldorf Stiftung GmbH, Walldorf, Germany
Involve.ai, Inc., Santa Monica, CA, United States
JetLenses Inc. (dba Verse Medical), New York, NY, United States
JupiterOne, Inc., Morrisville, NC, United States
Kaltura, Inc., New York, NY, United States
LeanData, Inc., Sunnyvale, CA, United States
LGVP F I LLC, Dover, DE, United States
Local Globe Opportunity Fund, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe VII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe VIII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe X, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe XI, L.P., St. Peter Port, Guernsey, Channel Islands
Mango Capital 2018, L.P., Los Altos, CA, United States
Mango Capital 2020, L.P., Los Altos, CA, United States
Mango Capital 2022, L.P., Los Altos, CA, United States
Matillion Ltd., Altrincham, United Kingdom
Medable Inc., Palo Alto, CA, United States
Mosaic Ventures Investors Fund I, L.P., London, United Kingdom
Notation Capital, L.P., Brooklyn, NY, United States
Notation Capital II CIRC, LLC, Brooklyn, NY, United States
Notation Capital II, L.P., Brooklyn, NY, United States
Notation Capital III, L.P., Brooklyn, NY, United States
OpenX Software Limited, Pasadena, CA, United States
Paper Education Company Inc., Quebec, Canada
Pendo.io, Inc., Raleigh, NC, United States
PivotNorth Early Fund I, L.P., Atherton, CA, United States
Point Nine Annex GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund II GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund III GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund IV GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund V GmbH & Co. KG, Berlin, Germany
Project 44, Inc., Chicago, IL, United States
PubNub, Inc., San Francisco, CA, United States
Qualified.com, Inc., San Francisco, CA, United States
Reltio, Inc., Redwood Shores, CA, United States
Restream, Inc., Austin, TX, United States
Ridge Ventures IV, L.P., San Francisco, CA, United States
Ridge Ventures V, L.P., San Francisco, CA, United States
SafeGraph, Inc., Denver, CO, United States
Sapphire Sport Parallel Fund, L.P., Austin, TX, United States
Sapphire Sport Parallel Fund II, L.P., Austin, TX, United States
Sapphire Sport, L.P., Austin, TX, United States
Side, Inc., San Francisco, CA, United States
Simpplr Inc., Redwood City, CA, United States
Smart City Planning, Inc., Tokyo, Japan
Splashtop, Inc., San Jose, CA, United States
Spring Mobile Solutions, Inc., Salt Lake City, UT, United States
StackHawk, Inc., Denver, CO, United States
Storm Ventures V, L.P., Menlo Park, CA, United States
SV Angel IV, L.P., San Francisco, CA, United States
Tetrate.io, Inc., Milpitas, CA, United States
The SaaStr Fund, L.P., Palo Alto, CA, United States
The SaaStr Fund II, L.P., Palo Alto, CA, United States
Third Kind Venture Capital II, L.P., New York, NY, United States
Third Kind Venture Capital III, L.P., New York, NY, United States
Tribe Capital LLC Series 3, Redwood City, CA, United States
Tribe Capital LLC Series 8, Redwood City, CA, United States
UJET, Inc., San Francisco, CA, United States
Unmind Ltd., London, United Kingdom
Upfront V, L.P., Santa Monica, CA, United States
Uptycs, Inc., Waltham, MA, United States
VerbIT, Inc., New York, NY, United States
Vistex, Inc., Hoffman Estates, IL, United States
Walkabout Ventures Fund II L.P., Los Angeles, CA, United States
Yapily Ltd., London, United Kingdom
Zesty Tech Ltd., Ramat Gan, Israel